Related party balances and transactions (Details) - CNY (¥)	Jun. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Due from related party		¥ 60,280
Due to related parties		350,000
Shenzhen Mengyun 19. 9 Equity Investment [Member]
Related Party Transaction [Line Items]
Due from related party		60,280
Yuxiu Han [Member]
Related Party Transaction [Line Items]
Due to related parties		¥ 350,000